Financial structure and financial costs - Financing cash flows, Cash and cash equivalents (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in non-current financial debt
Issuance of non-current debt	$ 808	$ 16,075	$ 8,668
Repayment of non-current debt	(1,167)	(275)	(538)
NET AMOUNT	(359)	15,800	8,131
Cash and cash equivalents
Cash	13,544	14,518	16,456
Cash equivalents	7,798	16,750	10,896
Total cash and cash equivalents	21,342	$ 31,268	$ 27,352	$ 27,907
Restricted cash and cash equivalents	$ 3,097